Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Summary of trade and other payables

	As of	As of
	December 31,	December 31,
	2021	2022
Payables to merchants	8,479	11,431
Money remittances and e-wallets accounts payable	8,508	8,807
Deposits received from agents	3,492	3,415
Payables related to marketing activity	3	5,751
Commissions payable	429	485
Accrued personnel expenses and related taxes	1,623	2,073
Other payables	831	1,086
Total trade and other payables	23,365	33,048